Consolidated statement of comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statement of comprehensive loss
Revenue	$ 51,489,952	$ 25,563,945	$ 14,984,746
Cost of sales	(48,736,323)	(31,349,979)	(19,196,633)
Gross income/(loss)	2,753,629	(5,786,034)	(4,211,887)
General and administrative expenses	(66,521,060)	(69,029,507)	(15,620,318)
Selling and marketing costs	(18,148,235)	(12,190,989)	(4,231,178)
Provision for expected credit losses	(1,184,542)	(1,101,614)	(510,154)
Other income/(expenses), net	710,458	(807)
Operating loss	(82,389,750)	(88,108,951)	(24,573,537)
Finance income	253,892	126,449	588,611
Change in fair value of financial liabilities	109,720,648	(44,330,400)
Change in fair value of deferred purchase price	31,844,346
Change in fair value of employee share scheme reserve	36,155,857
Recapitalization cost	(139,609,424)
Impairment of financial assets	(10,000,880)
Impairment of assets	(46,381,441)
Finance cost	(3,777,291)	(1,494,693)	(63,683)
Loss before tax from continuing operations	(104,184,043)	(133,807,595)	(24,048,609)
Income tax benefit	3,225,251	4,718,036	3,155,704
Loss for the year from continuing operations	(100,958,792)	(129,089,559)	(20,892,905)
Discontinued operations
Loss for the year from discontinued operations	(22,620,656)	(12,399,838)	(8,832,297)
Loss for the year	(123,579,448)	(141,489,397)	(29,725,202)
Attributable to:
Equity holders of the Parent Company	(116,496,525)	(141,416,132)	$ (29,725,202)
Non-controlling interests	$ (7,082,923)	$ (73,265)
Loss per share attributable to equity holders of the Parent Company
Basic	$ (0.98)	$ (1.66)	$ (0.36)
Diluted	(0.98)	(1.66)	(0.36)
Loss per share attributable to equity holders of the Parent Company for continuing operations
Basic	(0.85)	(1.51)	(0.25)
Diluted	$ (0.85)	$ (1.51)	$ (0.25)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (5,290,594)	$ (409,511)	$ (308,434)
Total comprehensive loss for the year	(128,870,042)	(141,898,908)	(30,033,636)
Attributable to:
Equity holders of the Parent Company	(121,787,119)	(141,825,643)	$ (30,033,636)
Non-controlling interests	$ (7,082,923)	$ (73,265)